Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss	$ 54,628	$ 52,373
Stock-based compensation	205	25
Charitable contributions	416	214
Accrued expenses	591	453
Capitalized research and development	1,249	0
Lease liability	218	0
Other	868	489
Total deferred tax assets	58,175	53,554
Deferred tax liabilities:
Fixed assets	0	(20)
Right-of-use asset	191
Intangibles assets	(713)	(731)
Total deferred tax liabilities	(904)	(751)
Valuation allowance	57,271	52,803
Net deferred tax liabilities	$ 0	$ 0